INTERBANK DEPOSITS AND REPURCHASE AGREEMENTS AND OTHER SIMILAR SECURED BORROWING - Repurchases and resale agreements (Details) - COP ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
INTERBANK DEPOSITS AND REPURCHASE AGREEMENTS AND OTHER SIMILAR SECURED BORROWING
Assets / liabilities gross	$ 54,635	$ (1,894,003)
Net balance presented in the statement of financial position	54,635	(1,894,003)
Financial instruments as collateral	(54,635)	1,894,003
Securities purchased under resale agreements
INTERBANK DEPOSITS AND REPURCHASE AGREEMENTS AND OTHER SIMILAR SECURED BORROWING
Assets / liabilities gross	817,960	322,160
Net balance presented in the statement of financial position	817,960	322,160
Financial instruments as collateral	(817,960)	(322,160)
Securities sold under repurchase agreements
INTERBANK DEPOSITS AND REPURCHASE AGREEMENTS AND OTHER SIMILAR SECURED BORROWING
Assets / liabilities gross	(763,325)	(2,216,163)
Net balance presented in the statement of financial position	(763,325)	(2,216,163)
Financial instruments as collateral	$ 763,325	$ 2,216,163